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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISON
                              Washington, DC 20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-05646
                                   _____________________________________________

                             New Century Portfolios
________________________________________________________________________________
               (Exact name of registrant as specified in charter)

      40 William Street, Suite 100      Wellesley, Massachusetts  02481
________________________________________________________________________________
       (Address of principal executive)                        (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street   Wellesley, Massachusetts 02481
________________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (781) 235-7055
                                                     ___________________


Date of fiscal year end:   October 31, 2004
                         ____________________


Date of reporting period:  July 31, 2004
                         ____________________


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 98.8%                            Shares         Value

Growth Funds -- 37.0%
    American AMCAP - Class A (a)                         212,681   $  3,590,057
    American Growth Fund of America - Class A            259,371      6,385,715
    Calamos Growth - Class A (a)                         130,992      5,880,253
    Fidelity Capital Appreciation                        223,114      5,316,809
    Goldman Sachs Growth Opportunities - Class A (a)     213,092      3,982,680
    iShares Russell 1000 Growth Index                     78,535      3,548,211
    Marsico 21st Century (a)                             525,508      5,055,390
    Smith Barney Large Capitalization Growth
     - Class A (a)                                        90,108      1,812,965
    Strong Advisor Select - Class A (a)                  138,478      1,175,677
                                                                      ---------
                                                                     36,747,757
                                                                      ---------
Growth and Income Funds -- 26.4%
    Hotchkis and Wiley Large Cap Value - Class A         274,036      5,357,401
    iShares Dow Jones Select Dividend Index               21,900      1,204,938
    iShares Russell 1000 Value Index                      14,800        874,680
    iShares S&P 500 Index                                 61,150      6,766,859
    iShares S&P MidCap 400/BARRA Value Index              36,500      4,071,940
    SEI S&P 500 Index - Class E                           97,102      3,305,354
    Vanguard 500 Index - Investor Shares                  45,166      4,603,361
                                                                      ---------
                                                                     26,184,533
                                                                      ---------

Small Company Funds -- 18.9%
    Buffalo Small Cap                                     50,783      1,203,567
    iShares S&P SmallCap 600/BARRA Growth Index           21,700      1,981,644
    iShares S&P SmallCap 600/BARRA Value Index            13,700      1,428,910
    Royce Opportunity - Investor Class (a)               585,060      7,079,220
    Turner Small Cap Growth - Class I (a)                  2,294         47,362
    William Blair Small Cap Growth - Class I (a)         309,278      7,057,724
                                                                      ---------
                                                                     18,798,427
                                                                      ---------
Foreign Stock Funds -- 10.0%
    Dodge & Cox International Stock                       39,017        987,905
    Fidelity Japan Smaller Companies                      76,488        897,204
    Franklin Mutual Discovery - Class Z                      948         20,215
    iShares MSCI EAFE Index                               13,400      1,830,038
    iShares MSCI Emerging Markets Index                   17,100      2,663,325
    Lazard International Small Cap - Investor Class      114,371      1,951,171
    Tocqueville International Value (The)                132,171      1,623,059
                                                                      ---------
                                                                      9,972,917
                                                                      ---------
Aggressive Funds -- 6.5%
    Smith Barney Aggressive Growth - Class A (a)          76,147      6,407,051
                                                                      ---------


Total Investment Companies (Cost $88,203,538)                      $ 98,110,685
                                                                     ----------

MONEY MARKET SECURITIES -- 2.3%                          Shares        Value

    First American Treasury Obligation - Class A
       (Cost $2,327,778)                               2,327,778   $  2,327,778
                                                                    -----------


Total Investments at Value --101.1% (Cost $90,531,316)             $100,438,463
                                                                    -----------

Liabilities in Excess of Other Assets -- (1.1%)                      (1,112,853)
                                                                    -----------


Net Assets -- 100.0%                                               $ 99,325,610
                                                                    ===========


(a) Non-income producing security.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 99.1%                             Shares        Value

Growth and Income Funds -- 27.9%
    Dodge & Cox Stock                                     25,828   $  2,996,581
    Franklin Mutual Shares - Class Z                       2,368         50,375
    Hotchkis & Wiley Large Cap Value - Class A           251,706      4,920,843
    iShares S&P MipCap 400/BARRA Value Index               4,500        502,020
    iShares Russell 1000 Value Index                         200         11,820
    iShares S&P 500 Index                                 76,400      8,454,424
    SEI S&P 500 Index  - Class E                          57,202      1,947,149
    Vanguard 500 Index - Investor Shares                  12,741      1,298,549
                                                                      ---------
                                                                     20,181,761
                                                                    -----------
Growth Funds -- 16.6%
    American Funds AMCAP - Class A (a)                   204,538      3,452,608
    Calamos Growth - Class  A (a)                         28,965      1,300,253
    Fidelity Capital Appreciation                         67,398      1,606,101
    iShares Russell 1000 Growth Index                     16,300        736,434
    S&P MidCap 400 Depositary Receipts                    17,580      1,861,370
    Strong Advisor Select - Class A (a)                  116,292        987,320
    Smith Barney Large Capitalization Growth
    - Class A (a)                                        100,984      2,031,790
                                                                      ---------
                                                                     11,975,876
                                                                    -----------
Small Company Funds -- 12.2%
    iShares S&P SmallCap 600/BARRA Growth Index           15,400      1,406,328
    iShares S&P SmallCap 600/BARRA Value Index            13,900      1,449,770
    Royce Opportunity - Investor Class (a)               242,765      2,937,451
    Turner Small Cap Growth - Class I (a)                  2,294         47,362
    William Blair Small Cap Growth - Class I (a)         130,068      2,968,148
                                                                      ---------
                                                                      8,809,059
                                                                      ---------
High Yield Bond Funds -- 12.0%
    Fidelity Advisor High Income Advantage - Class I     240,629      2,158,446
    MainStay High Yield Corporate Bond - Class A         360,035      2,217,818
    Pioneer High Yield - Class A                         372,995      4,296,903
                                                                      ---------
                                                                      8,673,167
                                                                      ---------
Government Corporate Bond Funds -- 10.2%
    Loomis Sayles Bond - Institutional Class             251,967      3,260,452
    Rydex Series - Juno - Investor Class (a)             199,958      4,117,138
                                                                      ---------
                                                                      7,377,590
                                                                      ---------
Foreign Stock Funds -- 7.1%
    iShares MSCI EAFE Index                               19,100      2,608,487
    Lazard International Small Cap - Investor Class       45,524        776,644
    Tocqueville International Value (The)                142,684      1,752,154
                                                                      ---------
                                                                      5,137,285
                                                                      ---------

Convertible Security Funds -- 5.1%
    Calamos Growth and Income - Class A                   74,056   $  2,012,102
    Smith Barney Convertible - Class A                    98,616      1,666,608
                                                                      ---------
                                                                      3,678,710
                                                                      ---------
Worldwide Bond Funds -- 4.3%
    Payden Global Fixed Income                           143,056      1,406,243
    PIMCO Foreign Bond - Institutional Class             162,612      1,696,042
                                                                      ---------
                                                                      3,102,285
                                                                      ---------
High Quality Bond Funds -- 3.7%
    Dodge & Cox Income                                   207,316      2,632,917
                                                                      ---------


Total Investment Companies (Cost $65,183,504)                      $ 71,568,650
                                                                   ------------

MONEY MARKET SECURITIES -- 1.7%                         Shares          Value

    First American Treasury Obligation - Class A
    (Cost $1,234,531)                                  1,234,531   $  1,234,531


Total Investments at Value -- 100.8% (Cost $66,418,035)            $ 72,803,181
                                                                   ------------

Liabilities in Excess of Other Assets -- (0.8%)                        (566,241)
                                                                   ------------


Net Assets -- 100.0%                                               $ 72,236,940
                                                                   ============


(a) Non-income producing security.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 99.5%                             Shares        Value

Sector Funds -- 60.9%
    Biotech HOLDRs Trust                                   2,600   $    361,400
    Fidelity Select Medical Delivery (a)                   5,777        190,872
    Fidelity Select Wireless (a)                          33,613        162,689
    iShares Dow Jones U.S. Energy Sector Index            10,600        611,938
    iShares Goldman Sachs Natural Resources Index          2,900        339,097
    iShares Goldman Sachs Networking Index (a)            11,100        300,255
    iShares MSCI Emerging Markets Index                    2,900        451,675
    iShares Nasdaq Biotechnology Index (a)                 3,200        216,800
    Rydex Series - Juno - Investor Class (a)               3,202         65,933
    S&P Technology Select Sector Depositary Receipt       26,800        520,992
                                                                      ---------
                                                                      3,221,651
                                                                      ---------
Small-Cap Funds -- 16.6%
    Buffalo Small Cap                                      9,879        234,126
    Perritt Micro Cap Opportunities                       12,676        303,329
    Royce Opportunity - Investor Class (a)                27,412        331,686
    Turner Small Cap Growth - Class I (a)                    459          9,472
                                                                      ---------
                                                                        878,613
                                                                      ---------
Mid-Cap Funds -- 16.2%
    Calamos Growth - Class A (a)                           5,868        263,412
    iShares S&P MidCap 400/BARRA Growth Index              1,500        177,975
    S&P MidCap 400 Depositary Receipts                     3,902        413,144
                                                                      ---------
                                                                        854,531
                                                                      ---------
Large-Cap Funds -- 5.8%
    Fidelity Capital Appreciation                         12,798        304,981
                                                                      ---------


                                                                   ------------
Total Investment Companies (Cost $4,917,979)                       $  5,259,776
                                                                   ------------


MONEY MARKET SECURITIES -- 5.0%                          Shares         Value

    First American Treasury Obligation - Class A
    (Cost $264,345)                                      264,345   $    264,345
                                                                      ---------


Total Investments at Value -- 104.5% (Cost $5,182,324)             $  5,524,121
                                                                   ------------

Liabilities in Excess of Other Assets -- (4.5%)                        (236,159)
                                                                   ------------


Net Assets -- 100.0%                                               $  5,287,962
                                                                   ============



(a) Non-income producing security.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 99.2%                             Shares        Value

Europe Funds -- 29.4%
    iShares MSCI Austria Index                            78,400   $  1,337,504
    iShares MSCI Belgium Index                            47,800        675,414
    iShares MSCI Germany Index                            97,200      1,471,608
    iShares MSCI Sweden Index                             56,600        932,768
    iShares MSCI United Kingdom Index                     45,646        719,838
    Ivy European Opportunities - Class A                  48,059      1,047,209
                                                                      ---------
                                                                      6,184,341
                                                                      ---------
Asia/Pacific Funds -- 28.9%
    Fidelity Japan Smaller Companies                     125,916      1,476,996
    iShares MSCI Australia Index                          47,100        623,604
    iShares MSCI Japan Index                              62,205        612,097
    iShares MSCI Pacific Ex-Japan Index                    8,100        593,406
    Matthews China                                        59,930        797,660
    Matthews Japan (a)                                   107,476      1,596,024
    Matthews Pacific Tiger - Class I                      28,845        366,324
                                                                      ---------
                                                                      6,066,111
                                                                      ---------

Diversified Funds -- 24.6%
    Dodge  & Cox International Stock                      20,997        531,646
    iShares MSCI EAFE Index                               10,300      1,406,671
    Lazard International Small Cap - Investor Class       65,470      1,116,925
    Oakmark International - Class I                       15,921        291,839
    Tocqueville International Value (The)                148,469      1,823,202
                                                                      ---------
                                                                      5,170,283
                                                                      ---------
Americas Funds -- 10.3%
    Fidelity Canada                                        7,860        219,285
    iShares MSCI Canada Index                             62,100        891,135
    iShares MSCI Mexico Index                             21,000        399,840
    iShares S&P Latin American 40 Index                   11,000        657,580
                                                                      ---------
                                                                      2,167,840
                                                                      ---------

Emerging Markets Funds -- 6.0%
    Dreyfus Premier Emerging Markets - Class A            23,001   $    384,803
    iShares MSCI Emerging Markets Index                    3,100        482,825
    T. Rowe Price Emerging Europe & Mediterranean         32,365        398,093
                                                                      ---------
                                                                      1,265,721
                                                                      ---------


Total Investment Companies (Cost $18,777,728)                      $ 20,854,296
                                                                    -----------


MONEY MARKET SECURITIES -- 1.2%                          Shares         Value

    First American Treasury Obligation - Class A
    (Cost $241,383)                                      241,383   $    241,383
                                                                      ---------


Total Investments at Value -- 100.4% (Cost $19,019,111)            $ 21,095,679
                                                                     ----------

Liabilities in Excess of Other Assets -- (0.4%)                         (81,344)
                                                                     ----------


Net Assets -- 100.0%                                               $ 21,014,335
                                                                    ===========



(a) Non-income producing security.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 97.9%                            Shares         Value

Merger Arbitrage Funds  -- 16.5%
    Arbitrage Fund (The) - Class R (a)                   191,643   $  2,311,211
    Enterprise Mergers and Acquisitions - Class A (a)    106,740      1,175,207
    Gabelli ABC                                           88,846        873,357
    Merger Fund (The)                                    230,880      3,467,812
                                                                      ---------
                                                                      7,827,587
                                                                      ---------
Global Macro Funds -- 12.1%
    First Eagle Global - Class A                         105,998      3,676,009
    Franklin Mutual Discovery - Class Z                   51,372      1,095,760
    Prudent Global Income                                 80,601        964,795
                                                                      ---------
                                                                      5,736,564
                                                                      ---------
Asset Allocation Funds -- 12.0%
    Berwyn Income                                         60,005        696,656
    FPA Crescent - Class I                                49,340      1,106,706
    Greenspring                                           61,943      1,223,373
    Leuthold Core Investment (a)                          83,372      1,240,577
    Oakmark Equity and Income - Class I                   19,639        447,774
    Rydex Series - Juno- Investor Class (a)               46,768        962,947
                                                                      ---------
                                                                      5,678,033
                                                                      ---------
Long/Short Equity Funds -- 11.1%
    CGM Focus (a)                                         15,422        449,859
    Franklin Templeton Global Long-Short - Class A (a)    46,556        506,530
    Hussman Strategic Growth (a)                         151,654      2,356,696
    Needham Growth (a)                                    32,454        879,510
    Needham Small Cap Growth (a)                          27,901        450,327
    Prudent Bear                                         103,567        588,260
                                                                      ---------
                                                                      5,231,182
                                                                      ---------
High Yield Funds -- 8.6%
    Calamos High Yield - Class A                          77,011        814,778
    Columbia High Yield - Class Z                          1,250         10,722
    Fidelity Capital & Income                             60,474        474,116
    MainStay High Yield Corporate Bond  - Class A        208,449      1,284,045
    Neuberger Berman Income Opportunity                   24,700        346,294
    Pioneer High Yield - Class A                          98,065      1,129,712
                                                                      ---------
                                                                      4,059,667
                                                                      ---------
Real Estate Investment Trust Funds -- 8.5%
    AIM Select Real Estate Income (b)                     40,170        625,849
    Alpine Realty Income and Growth - Class Y             56,214      1,027,023
    Scudder RREEF Real Estate                             18,600        348,564
    Security Capital U.S. Real Estate Shares              65,338      1,017,969
    Third Avenue Real Estate Value                        43,396      1,007,658
                                                                      ---------
                                                                      4,027,063
                                                                      ---------

Natural Resources Funds -- 8.0%
    Permanent Portfolio                                   24,343   $    603,218
    PIMCO Commodity Real Return Strategy - Class A        95,672      1,414,984
    RS Global Natural Resources (a)                       67,453      1,417,198
    T. Rowe Price New Era                                  7,544        226,918
    Vanguard Precious Metals and Mining                    7,143        101,071
                                                                      ---------
                                                                      3,763,389
                                                                      ---------
Convertible Arbitrage Funds -- 6.8%
    Calamos Market Neutral - A Shares                    234,274      3,216,579
                                                                      ---------

Options/Hedged Funds -- 6.0%
    Gateway                                              121,932      2,861,735
                                                                      ---------

Deep Value/Distressed Securities Funds -- 5.0%
    Franklin Mutual Beacon - Class Z                      80,947      1,178,587
    Third Avenue Value                                    26,229      1,192,093
                                                                      ---------
                                                                      2,370,680
                                                                      ---------
Market Neutral Funds -- 3.3%
    J.P. Morgan Market Neutral - Institutional Shares(a)  13,045        189,289
    Laudus Rosenberg U.S. Large/Mid Capitalization
     Long/Short Equity (a)                                22,590        236,973
    Laudus Rosenberg Value Long/Short Equity (a)          31,396        313,650
    Phoenix Capital Market Neutral - Class A (a)          73,071        838,849
                                                                      ---------
                                                                      1,578,761
                                                                      ---------


Total Investment Companies (Cost $42,873,682)                      $ 46,351,240
                                                                   ------------


COMMON STOCK -- 0.2%                                      Shares        Value

    Plum Creek Timber Company, Inc.
    (Cost $87,951)                                         2,950   $     92,571
                                                                      ---------


MONEY MARKET SECURITIES -- 2.0%                           Shares        Value

    First American Treasury Obligation - Class A
    (Cost $936,103)                                      936,103   $    936,103
                                                                      ---------


Total Investments at Value -- 100.1% (Cost $43,897,736)            $ 47,379,914
                                                                   ------------

Liabilities in Excess of Other Assets -- (0.1%)                         (54,946)
                                                                   ------------


Net Assets -- 100.0%                                               $ 47,324,968
                                                                   ============


(a) Non-income producing security.
(b) Closed-end fund.

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)       New Century Portfolios
             ___________________________________________________________________


By (Signature and Title)*       /s/ Wayne M. Grzecki
                          ______________________________________________________
                                  Wayne M. Grzecki, President

Date      September 23, 2004
     ___________________________________________________________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Wayne M. Grzecki
                          ______________________________________________________
                                  Wayne M. Grzecki, President

Date      September 23, 2004
     ___________________________________________________________________________


By (Signature and Title)*       /s/ Nicole M. Tremblay
                          ______________________________________________________
                                  Nicole M. Tremblay, Treasurer

Date      September 23, 2004
     ___________________________________________________________________________


* Print the name and title of each signing officer under his or her signature.